Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash and cash equivalents [abstract]
Deposits with banks within three months to maturity when placed	¥ 360,000	$ 52,360	¥ 360,000
Cash at banks and in hand	573,250	83,376	391,612
Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	933,250	135,736	751,612	$ 109,317	¥ 896,799	¥ 817,247
Fixed bank deposits with maturity periods over three months	290,000	42,179	290,000
Pledged bank deposits	33,500	4,872	35,200
Cash and cash equivalents	¥ 1,256,750	$ 182,787	¥ 1,076,812